CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 53,434	$ 27,850
Investment in marketable securities		119	316
Accounts receivable (net of allowance for doubtful accounts)		45,390	45,821
Other current assets (Note 2)		52,724	48,156
Inventories (Note 3)		26,872	28,509
Total current assets		178,539	150,652
Long-term investments and other assets
Investments in affiliated companies (Note 4A)		714	1,188
Investments in other companies (Note 4B)		2,213	1,779
Other non-current assets (Note 5)		3,989	3,129
Deferred income taxes (Note 15)		14,452	11,400
Funds in respect of employee rights upon retirement		18,525	15,146
Total non-current assets		39,893	32,642
Property and equipment, net (Note 6)		41,955	45,598
Operating lease right of use assets, net (Note 7)		8,071	9,905
Intangible assets, net (Note 8)		10,830	12,620
Goodwill (Note 9)	[1]	39,400	39,510
Total assets		318,688	290,927
Current liabilities
Credit from banking institutions (Note 10A)		355	11,845
Accounts payable		20,842	21,937
Deferred revenues		27,117	21,783
Other current liabilities (Note 11)		44,150	37,407
Total current liabilities		92,464	92,972
Long-term liabilities
Deferred income taxes (Note 15)		1,116	1,534
Loan from bank institution (Note 10B)		237	345
Liability for employee rights upon retirement		24,562	21,224
Deferred revenues		13,259	13,036
Operating lease liabilities, non-current (Note 7)		4,774	6,886
Other non-current liabilities		2,027	2,071
Total non-current liabilities		45,975	45,096
Commitments and contingent liabilities (Note 12)
Stockholders' equity (Note 13)
Share capital – ordinary shares of NIS 0.33 par value: Authorized – December 31, 2023 and 2022 – 60,000,000 shares Issued and outstanding – December 31, 2023 and 2022 – 23,475,431 shares		1,983	1,983
Additional paid- in capital		78,369	78,355
Accumulated other comprehensive loss		(45,175)	(45,831)
Retained earnings		203,563	168,963
Treasury stock at cost – December 31, 2023 – 3,581,851 shares and December 31, 2022 – 3,299,207 shares.		(64,286)	(57,673)
Stockholders’ equity		174,454	145,797
Non-controlling interests		5,795	7,062
Total equity		180,249	152,859
Total liabilities and equity		$ 318,688	$ 290,927

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2023, and 2022 was US$ 29.89 million.